Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based on:
					Average				Net
		Summary		Compensation	Summary	Average		Peer	Income
	Summary	Compensation	Compensation	Actually	Compensation	Compensation	Total	Group	(Loss)	Adjusted
	Compensation	Table Total	Actually Paid	Paid to	Table Total	Actually	Shareholder	Total	Attributable to	Operating
	Table Total for	for Former	to Current	Former	for Non-CEO	Paid to	Return	Shareholder	Shareholders	Earnings
Year	Current CEO(1)	CEO(2)	CEO(3)	CEO(4)	NEOs(5)	Non-CEO NEOs(6)	Class A/B	Return(7)	(in thousands)	(in thousands)(8)
2024	$2,163,638	$—	$1,682,104	$—	$1,184,181	$962,774	$116 / $133	$220	$26,529	$82,500
2023	$2,354,525	$—	$4,101,591	$—	$1,339,586	$1,909,104	$129 / $145	$164	$30,609	$85,361
2022	$1,939,121	$—	$536,981	$—	$1,210,438	$392,442	$53 / $57	$149	$(18,305)	$61,879
2021	$2,487,739	$—	$2,470,618	$—	$1,372,878	$1,355,049	$69 / $78	$125	$30,692	$62,505
2020	$1,846,893	$1,856,122	$975,910	$690,423	$1,242,618	$1,033,511	$66 / $73	$106	$28,296	$71,830
(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Verma, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
(2)	The dollar amounts reported in this column are the amounts of total compensation as reported in the Crawford & Company 2021 Proxy Statement for Mr. Agadi, our former Chief Executive Officer, for each corresponding year in the “Total” column of the “SCT”.
(3)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Verma as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Verma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Verma’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for Current CEO:

Current CEO:	2024	2023	2022	2021	2020
SCT Total Compensation	$2,163,638	$2,354,525	$1,939,121	$2,487,739	$1,846,893
Less: Stock and Option Award Values Reported in SCT for the Fiscal Year	(948,513)	(866,316)	(868,784)	(887,514)	(1,007,591)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	157,112	337,026	112,020	133,111	74,010
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(75,053)	318,429	(40,666)	101,796	(463,891)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	766,513	1,652,540	308,489	626,333	1,066,387
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(145,135)	305,387	(412,952)	9,153	(120,062)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(236,458)	—	(500,246)	—	(419,837)
Compensation Actually Paid	$1,682,104	$4,101,591	$536,981	$2,470,618	$975,910

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Agadi as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agadi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agadi’s total compensation for each year to determine the compensation actually paid using the same methodology described in Note 3:

Adjustments to Determine Compensation Actually Paid for Former CEO:

Former CEO:	2024	2023	2022	2021	2020
SCT Total Compensation	—	—	—	—	$1,856,122
Less: Stock and Option Award Values Reported in SCT for the Covered Year	—	—	—	—	(890,175)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	—	—	—	—	81,199
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	—	—	—	—	(156,970)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	—	—	—	668,980
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—	—	(40,589)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—	(828,144)
Compensation Actually Paid	—	—	—	—	$690,423
(5)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Bart, Swain, Hoberman and Thomas; (ii) for 2023, Messrs. Bart, Blanco, Swain, Hoberman and Thomas; (iii) for 2022, Messrs. Bart, Blanco, Swain and Thomas (iv) for 2021, Messrs. Blanco, Hoberman, Swain and Thomas; and (v) for 2020, Ms. Lisenbey, Messrs. Blanco, Swain and Thomas.
(6)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs:

Average Compensation	2024	2023	2022	2021	2020
SCT Total Compensation	$1,184,181	$1,339,586	$1,210,438	$1,372,878	$1,242,618
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(474,257)	(476,705)	(514,411)	(506,251)	(453,663)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	78,550	171,194	66,328	73,561	38,644
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(26,264)	146,588	(22,117)	58,121	(55,556)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	383,256	617,643	182,657	346,132	743,522
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(67,139)	129,566	(234,959)	10,607	(262,309)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(115,553)	(17,175)	(295,493)	—	(200,034)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(1,593)	—	—	(19,712)
Compensation Actually Paid	$962,774	$1,909,104	$392,442	$1,355,049	$1,033,511
(7)	The peer group used for this purpose is S&P Property-Casualty Insurance Index.
(8)	We have determined that adjusted operating earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	adjusted operating earnings
Named Executive Officers, Footnote
(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Verma, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
(2)	The dollar amounts reported in this column are the amounts of total compensation as reported in the Crawford & Company 2021 Proxy Statement for Mr. Agadi, our former Chief Executive Officer, for each corresponding year in the “Total” column of the “SCT”.

Peer Group Issuers, Footnote
(7)	The peer group used for this purpose is S&P Property-Casualty Insurance Index.

Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for Current CEO:

Current CEO:	2024	2023	2022	2021	2020
SCT Total Compensation	$2,163,638	$2,354,525	$1,939,121	$2,487,739	$1,846,893
Less: Stock and Option Award Values Reported in SCT for the Fiscal Year	(948,513)	(866,316)	(868,784)	(887,514)	(1,007,591)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	157,112	337,026	112,020	133,111	74,010
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(75,053)	318,429	(40,666)	101,796	(463,891)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	766,513	1,652,540	308,489	626,333	1,066,387
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(145,135)	305,387	(412,952)	9,153	(120,062)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(236,458)	—	(500,246)	—	(419,837)
Compensation Actually Paid	$1,682,104	$4,101,591	$536,981	$2,470,618	$975,910

Adjustments to Determine Compensation Actually Paid for Former CEO:

Former CEO:	2024	2023	2022	2021	2020
SCT Total Compensation	—	—	—	—	$1,856,122
Less: Stock and Option Award Values Reported in SCT for the Covered Year	—	—	—	—	(890,175)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	—	—	—	—	81,199
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	—	—	—	—	(156,970)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	—	—	—	668,980
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—	—	(40,589)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—	(828,144)
Compensation Actually Paid	—	—	—	—	$690,423

Non-PEO NEO Average Total Compensation Amount	$ 1,184,181	$ 1,339,586	$ 1,210,438	$ 1,372,878	$ 1,242,618
Non-PEO NEO Average Compensation Actually Paid Amount	$ 962,774	1,909,104	392,442	1,355,049	1,033,511
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs:

Average Compensation	2024	2023	2022	2021	2020
SCT Total Compensation	$1,184,181	$1,339,586	$1,210,438	$1,372,878	$1,242,618
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(474,257)	(476,705)	(514,411)	(506,251)	(453,663)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	78,550	171,194	66,328	73,561	38,644
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(26,264)	146,588	(22,117)	58,121	(55,556)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	383,256	617,643	182,657	346,132	743,522
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(67,139)	129,566	(234,959)	10,607	(262,309)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(115,553)	(17,175)	(295,493)	—	(200,034)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(1,593)	—	—	(19,712)
Compensation Actually Paid	$962,774	$1,909,104	$392,442	$1,355,049	$1,033,511

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance, over the fiscal year ending December 31, 2024. The performance measures included in this table are not ranked by relative importance.

Revenue before Reimbursements
Adjusted Operating Earnings(1)
Earnings Per Share (adjusted per note 2 to the table set forth under “Overview” above)
Adjusted Operating Margin(1)

Peer Group Total Shareholder Return Amount	$ 220	164	149	125	106
Net Income (Loss)	$ 26,529,000	$ 30,609,000	$ (18,305,000)	$ 30,692,000	$ 28,296,000
Company Selected Measure Amount	82,500,000	85,361,000	61,879,000	62,505,000	71,830,000
PEO Name	Mr. Verma
Additional 402(v) Disclosure
(3)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Verma as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Verma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Verma’s total compensation for each year to determine the compensation actually paid:
(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Agadi as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agadi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agadi’s total compensation for each year to determine the compensation actually paid using the same methodology described in Note 3:
(6)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Total Shareholder Return Amount Class A	$ 116	$ 129	$ 53	$ 69	$ 66
Total Shareholder Return Amount Class B	$ 133	145	57	78	73
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings(1)
Non-GAAP Measure Description
(8)	We have determined that adjusted operating earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue before Reimbursements
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share (adjusted per note 2 to the table set forth under “Overview” above)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin(1)
Mr. Verma
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,163,638	2,354,525	1,939,121	2,487,739	1,846,893
PEO Actually Paid Compensation Amount	1,682,104	4,101,591	536,981	2,470,618	975,910
Mr. Agadi
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,856,122
PEO Actually Paid Compensation Amount					690,423
PEO | Mr. Verma | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(948,513)	(866,316)	(868,784)	(887,514)	(1,007,591)
PEO | Mr. Verma | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	766,513	1,652,540	308,489	626,333	1,066,387
PEO | Mr. Verma | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,135)	305,387	(412,952)	9,153	(120,062)
PEO | Mr. Verma | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,112	337,026	112,020	133,111	74,010
PEO | Mr. Verma | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,053)	318,429	(40,666)	101,796	(463,891)
PEO | Mr. Verma | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,458)		(500,246)		(419,837)
PEO | Mr. Agadi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(890,175)
PEO | Mr. Agadi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					668,980
PEO | Mr. Agadi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(40,589)
PEO | Mr. Agadi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					81,199
PEO | Mr. Agadi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(156,970)
PEO | Mr. Agadi | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(828,144)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,593)			(19,712)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,257)	(476,705)	(514,411)	(506,251)	(453,663)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,256	617,643	182,657	346,132	743,522
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,139)	129,566	(234,959)	10,607	(262,309)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,550	171,194	66,328	73,561	38,644
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,264)	146,588	(22,117)	$ 58,121	(55,556)
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (115,553)	$ (17,175)	$ (295,493)		$ (200,034)